Pension and other post-employment benefit plans (Narrative) (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($) yr	Dec. 31, 2018 USD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Total net defined benefit pension and post-employment asset	[1]	$ 9	$ 0
Major pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions		732	556
Plan assets		33,176	30,039
Total net defined benefit pension and post-employment asset		$ 9	$ 0
Swiss pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Employee contributions on contributory base salary (as a percent)		0.00%	0.00%
Increased normal retirement age starting 2019 | yr		65
Normal retirement age | yr		64
Maximum retirement age starting 2019 | yr		70
Decreased starting age for pension fund savings contributions starting 2019		20
Starting age for pension fund savings contributions		25
Minimum age required to draw early retirement benefits | yr		58
Technical funding ratio		127.10%	124.20%
Limit for investments in equities		50.00%
Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain related to past service			$ 59
Reduction of equity expected from additional employer contributions to be paid to pension plan		$ 641
Employer contributions		452	505
Plan assets	[2]	28,219	25,839
Minimum commitment toward the pension fund under the related leases		$ 14	17
Maximum period to restore full funding in case an underfunded situation occurs		10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded		50.00%
Total net defined benefit pension and post-employment asset		$ 0	0
Swiss pension plan | 2020
Disclosure Of Defined Benefit Plans [Line Items]
Extraordinary employer contributions expected for the next year		234
Regular employer contributions expected for the next year		466
Swiss pension plan | 2020-2022
Disclosure Of Defined Benefit Plans [Line Items]
Additional employer contributions expected to be paid to employees retirement assets		746
Swiss pension plan | Market-driven changes in the discount rate
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		(1,887)	776
Swiss pension plan | Market-driven changes in the assumed interest credit rate on retirement savings
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		243	$ (124)
Swiss pension plan | Market-driven changes in the employee disability assumption
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		103
Swiss pension plan | Market-driven changes in the employee turnover assumption
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		$ 94
Swiss pension plan | Maximum
Disclosure Of Defined Benefit Plans [Line Items]
Increased employee contributions on contributory base salary (as a percentage) from the beginning of 2019		13.50%
Employee contributions on contributory base salary (as a percent)			13.50%
Employee contributions on contributory variable compensation (as a percent)		9.00%
Employer contributions on contributory base salary (as a percent)		27.50%
Employer contributions on contributory variable compensation (as a percent)		9.00%
Swiss pension plan | Minimum
Disclosure Of Defined Benefit Plans [Line Items]
Increased employee contributions on contributory base salary (as a percentage) from the beginning of 2019		2.50%
Employee contributions on contributory base salary (as a percent)			1.00%
Employee contributions on contributory variable compensation (as a percent)		0.00%
Employer contributions on contributory base salary (as a percent)		6.50%
Employer contributions on contributory variable compensation (as a percent)		2.80%
UK pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		60
Employer contributions		$ 242	$ 0
Plan assets		3,658	3,032
Total net defined benefit pension and post-employment asset		4	0
UK pension plan | 2020
Disclosure Of Defined Benefit Plans [Line Items]
Collateral pool established for pension fund		364
Total contributions expected for the next year		13
UK pension plan | Market-driven changes in the discount rate
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		(552)	219
UK pension plan | Impact of change in actuarial assumption of the pension increase
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		132	37
UK pension plan | Impact of change in actuarial assumption of the mortality improvement
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		21
US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions		38	51
Plan assets		1,299	1,168
Total net defined benefit pension and post-employment asset		$ 5	0
US pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65
Number of plans		2
Employer contributions		$ 29	42
Plan assets		1,299	1,168
US pension plans | 2020
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year		$ 9
German plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65
Number of plans		2
German plans | 2020
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year		$ 10
German pension plans - Larger
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		5.00%
German pension plans - Smaller | before 2010
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		6.00%
German pension plans - Smaller | 2010-2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		4.00%
German pension plans - Smaller | time after 2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		0.90%
UBS AG
Disclosure Of Defined Benefit Plans [Line Items]
Total net defined benefit pension and post-employment asset	[3]	$ 9	0
UBS AG | Major pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions		550	360
Plan assets		20,864	19,972
Total net defined benefit pension and post-employment asset		$ 9	$ 0
UBS AG | Swiss pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Employee contributions on contributory base salary (as a percent)		0.00%	0.00%
Increased normal retirement age starting 2019 | yr		65
Normal retirement age | yr		64
Maximum retirement age starting 2019 | yr		70
Decreased starting age for pension fund savings contributions starting 2019		20
Starting age for pension fund savings contributions		25
Minimum age required to draw early retirement benefits | yr		58
Technical funding ratio		127.10%	124.20%
Limit for investments in equities		50.00%
Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain related to past service			$ 34
Reduction of equity expected from additional employer contributions to be paid to pension plan		$ 391
Employer contributions		271	308
Plan assets		15,908	15,772	[4]
Minimum commitment toward the pension fund under the related leases		$ 8	10
Maximum period to restore full funding in case an underfunded situation occurs		10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded		50.00%
Total net defined benefit pension and post-employment asset		$ 0	0
UBS AG | Swiss pension plan | 2020
Disclosure Of Defined Benefit Plans [Line Items]
Extraordinary employer contributions expected for the next year		143
Regular employer contributions expected for the next year		278
UBS AG | Swiss pension plan | 2020-2022
Disclosure Of Defined Benefit Plans [Line Items]
Additional employer contributions expected to be paid to employees retirement assets		455
UBS AG | Swiss pension plan | Market-driven changes in the discount rate
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		(1,156)	478
UBS AG | Swiss pension plan | Market-driven changes in the assumed interest credit rate on retirement savings
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		149	$ (77)
UBS AG | Swiss pension plan | Market-driven changes in the employee disability assumption
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		65
UBS AG | Swiss pension plan | Market-driven changes in the employee turnover assumption
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		$ 60
UBS AG | Swiss pension plan | Maximum
Disclosure Of Defined Benefit Plans [Line Items]
Increased employee contributions on contributory base salary (as a percentage) from the beginning of 2019		13.50%
Employee contributions on contributory base salary (as a percent)			13.50%
Employee contributions on contributory variable compensation (as a percent)		9.00%
Employer contributions on contributory base salary (as a percent)		27.50%
Employer contributions on contributory variable compensation (as a percent)		9.00%
UBS AG | Swiss pension plan | Minimum
Disclosure Of Defined Benefit Plans [Line Items]
Increased employee contributions on contributory base salary (as a percentage) from the beginning of 2019		2.50%
Employee contributions on contributory base salary (as a percent)			1.00%
Employee contributions on contributory variable compensation (as a percent)		0.00%
Employer contributions on contributory base salary (as a percent)		6.50%
Employer contributions on contributory variable compensation (as a percent)		2.80%
UBS AG | UK pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		60
Employer contributions		$ 242	$ 0
Plan assets		3,658	3,032
Total net defined benefit pension and post-employment asset		4	0
UBS AG | UK pension plan | 2020
Disclosure Of Defined Benefit Plans [Line Items]
Collateral pool established for pension fund		364
Total contributions expected for the next year		13
UBS AG | UK pension plan | Market-driven changes in the discount rate
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		(552)	219
UBS AG | UK pension plan | Impact of change in actuarial assumption of the pension increase
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		132	37
UBS AG | UK pension plan | Impact of change in actuarial assumption of the mortality improvement
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		21
UBS AG | US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions		38	51
Plan assets		$ 1,299	1,168
UBS AG | US pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65
Number of plans		2
Employer contributions		$ 29	42
Plan assets		1,299	1,168
Total net defined benefit pension and post-employment asset		5	$ 0
UBS AG | US pension plans | 2020
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year		$ 9
UBS AG | German plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65
Number of plans		2
UBS AG | German plans | 2020
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year		$ 10
UBS AG | German pension plans - Larger
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		5.00%
UBS AG | German pension plans - Smaller | before 2010
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		6.00%
UBS AG | German pension plans - Smaller | 2010-2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		4.00%
UBS AG | German pension plans - Smaller | time after 2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		0.90%

[1]
Of the total liability recognized as of 31 December 2019, USD 111 million related to US plans and USD 416 million related to German plans (31 December 2018: USD 137 million and USD 374 million, respectively).

[2]
Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

[3]
Of the total liability recognized as of 31 December 2019, USD 111 million related to US plans and USD 416 million related to German plans (31 December 2018: USD 137 million and USD 374 million, respectively).

[4]
Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in.